UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

Ultra Short-Term Bond ETF (TBUX)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Ultra Short-Term Bond ETF (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond ETF	$18	0.17%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to asset-backed securities (ABS), mortgage-backed securities (MBS), and commercial mortgage-backed securities contributed. Security selection within investment-grade corporate bonds generated positive returns.

  Key rate management detracted from total returns, though shifts in the yield curve over the period as well as the impact of the fund’s convexity offset performance and interest rate management contributed over the period.

  The Ultra Short-Term Bond Fund ETF seeks a high level of income consistent with low volatility of principal value. The fund’s allocation to investment-grade corporate bonds continues to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries and ABS decreased slightly while our allocation to MBS increased.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	ETF (Based on Net Asset Value)	(Regulatory Benchmark)	(Strategy Benchmark)
9/28/21	$10,000	$10,000	$10,000
11/30/21	$9,970	$10,037	$9,998
2/28/22	$9,934	$9,686	$9,982
5/31/22	$9,869	$9,118	$9,982
8/31/22	$9,867	$8,935	$9,982
11/30/22	$9,901	$8,748	$10,024
2/28/23	$10,064	$8,745	$10,127
5/31/23	$10,181	$8,923	$10,244
8/31/23	$10,341	$8,828	$10,378
11/30/23	$10,510	$8,851	$10,527
2/29/24	$10,709	$9,036	$10,665
5/31/24	$10,867	$9,039	$10,803
8/31/24	$11,076	$9,472	$10,970
11/30/24	$11,223	$9,460	$11,101
2/28/25	$11,379	$9,560	$11,231
5/31/25	$11,509	$9,533	$11,346

202505-4541202, 202507-4489060

ETF990-052 07/25

Average Annual Total Returns

Fund	1 Year	Since Inception 9/28/21
Ultra Short-Term Bond ETF (Based on Net Asset Value)	5.91%	3.90%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46%	-1.29%
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.02%	3.50%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$475,176
  Number of Portfolio Holdings567
  Investment Advisory Fees Paid (000s)$474
  Portfolio Turnover Rate63.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	50.4%
Asset-Backed Securities	24.9
Non-U.S. Government Mortgage-Backed Securities	7.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.5
U.S. Government & Agency Mortgage-Backed Securities	2.0
Foreign Government Obligations & Municipalities	1.7
Short-Term and Other	10.9

Top Ten Holdings (as a % of Net Assets)

Carvana Auto Receivables Trust	2.4%
Federal Home Loan Mortgage	1.6
Santander Drive Auto Receivables Trust	1.5
Japan Treasury Discount Bills	1.4
AMSR Trust	1.3
U.S. Treasury Notes	1.2
U.S. Treasury Bills	1.2
Conagra Brands Inc	1.1
Targa Resources	1.0
Drive Auto Receivables Trust	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Ultra Short-Term Bond ETF (TBUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$34,043	$33,840
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
May 31, 2025
T. ROWE PRICE
TBUX	Ultra Short-Term Bond ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended			9/28/21(1) Through
	5/31/25	5/31/24	5/31/23	5/31/22
NET ASSET VALUE
Beginning of period	$ 49.34	$ 48.67	$ 49.07	$ 50.00
Investment activities
Net investment income(2)(3)	2.48	2.59	1.63	0.31
Net realized and unrealized gain/loss	0.39	0.62	(0.13)	(0.94)
Total from investment activities	2.87	3.21	1.50	(0.63)
Distributions
Net investment income	(2.48)	(2.47)	(1.69)	(0.27)
Net realized gain	(0.10)	(0.07)	(0.21)	(0.03)
Total distributions	(2.58)	(2.54)	(1.90)	(0.30)
NET ASSET VALUE
End of period	$ 49.63(4)	$ 49.34	$ 48.67	$ 49.07

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended			9/28/21(1) Through
	5/31/25	5/31/24	5/31/23	5/31/22
Ratios/Supplemental Data
Total return, based on NAV(3)(5)	5.94%(4)	6.74%	3.15%	(1.31)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.17%	0.17%	0.17%	0.17%(6)
Net expenses after waivers/payments by Price Associates	0.17%	0.17%	0.17%	0.17%(6)
Net investment income	5.01%	5.27%	3.34%	0.94%(6)
Portfolio turnover rate(7)	63.9%	76.4%	61.2%	12.5%
Net assets, end of period (in thousands)	$ 475,176	$ 164,063	$ 54,755	$ 36,801

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Net asset value and Total return include adjustments made in accordance with U.S. generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for share holder transactions.
(5)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(6)	Annualized
(7)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

May 31, 2025
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 24.9%
Auto Backed 12.2%
Ally Auto Receivables Trust, Series 2023-A, Class B, 6.01%, 1/17/34 (1)	87	87
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class A2, 5.681%, 5/17/32 (1)	375	380
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.827%, 5/17/32 (1)	160	162
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	194	194
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32 (1)	439	440
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%, 7/15/32 (1)	114	115
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32 (1)	354	355
ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.54%, 4/15/33 (1)	320	321
ARI Fleet Lease Trust, Series 2025-A, Class A2, 4.38%, 1/17/34 (1)	1,430	1,424
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class A, FRN, SOFR30A + 1.10%, 5.422%, 12/26/31 (1)	142	143
CarMax Auto Owner Trust, Series 2023-3, Class A2B, FRN, SOFR30A + 0.60%, 4.932%, 11/16/26	17	17
Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.97%, 3/10/28	120	117
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28	62	60
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	5	5
Carvana Auto Receivables Trust, Series 2021-P3, Class A4, 1.03%, 6/10/27	425	417
Carvana Auto Receivables Trust, Series 2022-N1, Class A2, 3.21%, 12/11/28 (1)	157	155
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	2,090	2,108
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27 (1)	30	30

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60%, 3/10/28 (1)	280	281
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	1,250	1,264
Carvana Auto Receivables Trust, Series 2024-N2, Class A3, 5.71%, 7/10/28 (1)	135	136
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	2,665	2,701
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	1,000	996
Carvana Auto Receivables Trust, Series 2024-P2, Class A2, 5.63%, 11/10/27	146	146
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33%, 7/10/29	265	267
Carvana Auto Receivables Trust, Series 2024-P4, Class A2, 4.62%, 2/10/28	806	805
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 1/10/30	475	477
Carvana Auto Receivables Trust, Series 2025-N1, Class A2, 4.78%, 5/10/28 (1)	550	550
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	1,000	1,004
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.50%, 9/15/28	335	334
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%, 6/15/29 (1)	2,612	2,564
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31%, 1/16/29	310	311
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52%, 7/16/29	265	264
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73%, 9/15/32	710	711
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79%, 9/15/32	1,000	1,002
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	59	59
Enterprise Fleet Financing, Series 2022-3, Class A2, 4.38%, 7/20/29 (1)	159	159

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	198	199
Enterprise Fleet Financing, Series 2023-3, Class A2, 6.40%, 3/20/30 (1)	180	183
Enterprise Fleet Financing, Series 2024-1, Class A2, 5.23%, 3/20/30 (1)	379	381
Enterprise Fleet Financing, Series 2024-2, Class A2, 5.74%, 12/20/26 (1)	287	288
Enterprise Fleet Financing, Series 2024-3, Class A2, 5.31%, 4/20/27 (1)	140	141
Enterprise Fleet Financing, Series 2025-1, Class A2, 4.65%, 10/20/27 (1)	500	500
Enterprise Fleet Financing, Series 2025-2, Class A2, 4.51%, 2/22/28 (1)	910	909
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%, 2/15/28 (1)	1,500	1,483
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11%, 9/15/27	41	41
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	108	108
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61%, 4/17/28	242	242
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29%, 8/15/30	355	357
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78%, 7/16/29	505	506
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86%, 2/15/30	530	531
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69%, 4/15/30	2,405	2,407
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26	30	30
Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.20%, 2/15/27	180	182
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%, 4/15/33 (1)	120	118
Ford Credit Auto Owner Trust, Series 2021-1, Class B, 1.61%, 10/17/33 (1)	1,000	972

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B, 5.31%, 5/15/28 (1)	100	100
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class D, 6.62%, 5/15/28 (1)	100	101
Ford Credit Floorplan Master Owner Trust A, Series 2024-1, Class B, 5.48%, 4/15/29 (1)	300	304
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class A1, 4.30%, 9/15/29 (1)	585	584
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class B, 4.50%, 9/15/29 (1)	395	391
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27	80	80
GM Financial Automobile Leasing Trust, Series 2025-1, Class A4, 4.70%, 2/20/29	750	752
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.89%, 2/20/29	1,235	1,238
GM Financial Automobile Leasing Trust, Series 2025-2, Class B, 4.80%, 4/20/29	700	701
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28 (1)	1,200	1,204
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	484	487
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B1, 4.957%, 3/21/33 (1)	1,523	1,519
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02%, 3/15/27 (1)	260	261
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class B, 5.35%, 5/15/28 (1)	165	166
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class B, 4.94%, 8/15/29 (1)	910	915
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	105	106
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 8/25/28 (1)	875	878
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	141	141
Octane Receivables Trust, Series 2023-1A, Class B, 5.96%, 7/20/29 (1)	200	201

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (1)	360	362
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/29 (1)	265	269
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	500	510
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33 (1)	173	174
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.911%, 1/18/33 (1)	616	617
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 4.965%, 1/18/33 (1)	250	249
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	1,775	1,772
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72%, 6/15/27	13	13
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 2/15/28	35	35
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61%, 10/15/27	227	228
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73%, 4/17/28	143	143
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23%, 12/15/28	785	788
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78%, 7/16/29	1,000	1,013
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	287	287
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62%, 11/15/28	460	460
Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, 3/17/31	2,200	2,211
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 1/22/29 (1)	220	221
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56%, 11/22/27 (1)	230	232
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28 (1)	225	228

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56%, 2/22/28 (1)	365	365
SBNA Auto Lease Trust, Series 2024-C, Class A4, 4.42%, 3/20/29 (1)	190	189
SBNA Auto Lease Trust, Series 2025-A, Class A3, 4.83%, 4/20/28 (1)	2,000	2,006
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/28 (1)	234	235
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (1)	414	416
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.75%, 7/22/30 (1)	1,750	1,763
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63%, 7/20/27 (1)	710	710
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	577	584
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 6/21/27	315	318
Wheels Fleet Lease Funding 1, Series 2024-1A, Class A1, 5.49%, 2/18/39 (1)	356	359
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/27	865	857
		57,882
Collateralized Debt Obligations 7.0%
Alinea CLO, Series 2018-1A, Class BR, FRN, 3M TSFR + 1.15%, 5.419%, 7/20/31 (1)	250	249
ARES XLV CLO, Series 2017-45A, Class AR, FRN, 3M TSFR + 1.00%, 5.256%, 10/15/30 (1)	498	498
ARES XLV CLO, Series 2017-45A, Class BR, FRN, 3M TSFR + 1.25%, 5.506%, 10/15/30 (1)	1,300	1,295
Atrium XIII, Series 13A, Class AR, FRN, 3M TSFR + 1.15%, 5.429%, 11/21/30 (1)	427	428
Battalion CLO XII, Series 2018-12A, Class ARR, FRN, 3M TSFR + 0.93%, 5.254%, 5/17/31 (1)	1,701	1,697
Battalion CLO XV, Series 2020-15A, Class A1RR, FRN, 3M TSFR + 0.98%, 5.26%, 1/17/33 (1)	2,359	2,350
BlueMountain CLO, Series 2015-3A, Class A1R, FRN, 3M TSFR + 1.26%, 5.531%, 4/20/31 (1)	110	110

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BlueMountain CLO, Series 2016-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 5.526%, 11/15/30 (1)	287	286
BlueMountain CLO, Series 2018-3A, Class A1R, FRN, 3M TSFR + 1.19%, 5.472%, 10/25/30 (1)	1,697	1,698
Chenango Park CLO, Series 2018-1A, Class A2R, FRN, 3M TSFR + 1.45%, 5.706%, 4/15/30 (1)	1,565	1,565
CIFC Funding, Series 2013-2A, Class A1L2, FRN, 3M TSFR + 1.26%, 5.531%, 10/18/30 (1)	392	393
CIFC Funding, Series 2016-1A, Class AR3, FRN, 3M TSFR + 1.00%, 5.269%, 10/21/31 (1)	1,473	1,470
Crown Point CLO 7, Series 2018-7A, Class AR, FRN, 3M TSFR + 1.23%, 5.50%, 10/20/31 (1)	305	306
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, FRN, 3M TSFR + 1.65%, 5.906%, 10/15/30 (1)	795	792
Dryden 77 CLO, Series 2020-77A, Class AR, FRN, 3M TSFR + 1.38%, 5.704%, 5/20/34 (1)	3,000	2,998
Fortress Credit BSL VII, Series 2019-1A, Class A1R, FRN, 3M TSFR + 1.09%, 5.369%, 7/23/32 (1)	466	466
Fortress Credit BSL VIII, Series 2019-2A, Class A1AR, FRN, 3M TSFR + 1.05%, 5.319%, 10/20/32 (1)	1,526	1,520
Highbridge Loan Management, Series 5A-2015, Class A1R3, FRN, 3M TSFR + 1.06%, 5.316%, 10/15/30 (1)	602	602
KKR CLO 49, Series 49A, Class X, FRN, 3M TSFR + 1.10%, 5.369%, 10/20/37 (1)	1,021	1,020
Madison Park Funding XXXV, Series 2019-35A, Class A1R, FRN, 3M TSFR + 1.25%, 5.521%, 4/20/32 (1)	897	897
Marble Point CLO XII, Series 2018-2A, Class A12R, FRN, 3M TSFR + 1.20%, 5.47%, 1/20/32 (1)	1,183	1,182
Marble Point CLO XV, Series 2019-1A, Class A1R2, FRN, 3M TSFR + 1.04%, 5.319%, 7/23/32 (1)	674	672
Nassau, Series 2019-IIA, Class AN, FRN, 3M TSFR + 1.71%, 5.968%, 10/15/32 (1)	300	300
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 5.558%, 11/13/31 (1)	3,033	3,026
Octagon Investment Partners 39, Series 2018-3A, Class AR, FRN, 3M TSFR + 1.15%, 5.419%, 10/20/30 (1)	222	222
Octagon Investment Partners XXI, Series 2014-1A, Class AAR4, FRN, 3M TSFR + 0.81%, 5.118%, 2/14/31 (1)	1,674	1,672

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
OZLM Funding II, Series 2012-2A, Class A1A2, FRN, 3M TSFR + 1.20%, 5.48%, 7/30/31 (1)	71	71
OZLM XV, Series 2016-15A, Class A1RR, FRN, 3M TSFR + 1.22%, 5.49%, 4/20/33 (1)	420	420
OZLM XXI, Series 2017-21A, Class A1R, FRN, 3M TSFR + 1.15%, 5.419%, 1/20/31 (1)	62	62
Romark CLO II, Series 2018-2A, Class A1R, FRN, 3M TSFR + 1.14%, 5.422%, 7/25/31 (1)	480	480
Symphony CLO XVI, Series 2015-16A, Class ARR, FRN, 3M TSFR + 1.20%, 5.456%, 10/15/31 (1)	495	496
Symphony CLO XXIII, Series 2020-23A, Class AR2, FRN, 3M TSFR + 0.90%, 5.156%, 1/15/34 (1)	1,949	1,944
THL Credit Wind River CLO, Series 2015-1A, Class A1R3, FRN, 3M TSFR + 1.20%, 5.47%, 10/20/30 (1)	77	77
THL Credit Wind River CLO, Series 2018-2A, Class A1R, FRN, 3M TSFR + 1.20%, 5.456%, 7/15/30 (1)	64	64
THL Credit Wind River CLO, Series 2019-3A, Class AR2, FRN, 3M TSFR + 1.06%, 5.316%, 4/15/31 (1)	382	381
TIAA CLO I, Series 2016-1A, Class ARR, FRN, 3M TSFR + 1.25%, 5.52%, 7/20/31 (1)	342	342
Trinitas CLO IX, Series 2018-9A, Class BRRR, FRN, 3M TSFR + 1.70%, 5.97%, 1/20/32 (1)	475	474
Trinitas CLO IX, Series 2018-9A, Class ARRR, FRN, 3M TSFR + 1.20%, 5.47%, 1/20/32 (1)	205	205
Voya CLO, Series 2018-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 5.456%, 10/15/31 (1)	385	385
		33,115
Equipment Lease Heavy Duty 2.7%
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	870	884
Amur Equipment Finance Receivables XIV, Series 2024-2A, Class A2, 5.19%, 7/21/31 (1)	422	425
Amur Equipment Finance Receivables XV, Series 2025-1A, Class A2, 4.70%, 9/22/31 (1)	985	987
Auxilior Term Funding, Series 2023-1A, Class A2, 6.18%, 12/15/28 (1)	105	106
Auxilior Term Funding, Series 2024-1A, Class A2, 5.84%, 3/15/27 (1)	76	76

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (1)	185	187
Dell Equipment Finance Trust, Series 2023-2, Class A3, 5.65%, 1/22/29 (1)	72	72
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	105	105
Dell Equipment Finance Trust, Series 2025-1, Class A3, 4.61%, 2/24/31 (1)	565	568
Kubota Credit Owner Trust, Series 2024-2A, Class A2, 5.45%, 4/15/27 (1)	86	86
Kubota Credit Owner Trust, Series 2024-2A, Class A3, 5.26%, 11/15/28 (1)	210	214
Kubota Credit Owner Trust, Series 2025-1A, Class A2, 4.61%, 12/15/27 (1)	1,750	1,753
M&T Equipment Notes, Series 2025-1A, Class A2, 4.70%, 12/16/27 (1)	1,060	1,062
MMAF Equipment Finance, Series 2020-BA, Class A5, 0.85%, 4/14/42 (1)	800	796
MMAF Equipment Finance, Series 2023-A, Class A2, 5.79%, 11/13/26 (1)	93	94
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	1,450	1,452
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	70	70
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90%, 5/15/31 (1)	1,250	1,254
SCF Equipment Trust, Series 2025-1A, Class A2, 4.82%, 7/22/30 (1)	955	956
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	87	88
Verdant Receivables, Series 2025-1A, Class A2, 4.85%, 3/13/28 (1)	1,810	1,812
		13,047
Miscellaneous 0.1%
Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.16%, 12/17/29	287	292

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Other Asset-Backed Securities 2.9%
Affirm Asset Securitization Trust, Series 2025-X1, Class A, 5.08%, 4/15/30 (1)	760	760
Amur Equipment Finance Receivables X, Series 2022-1A, Class B, 2.20%, 1/20/28 (1)	600	596
Amur Equipment Finance Receivables X, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	3,080	3,060
BRE Grand Islander Timeshare Issuer, Series 2019-A, Class A, 3.28%, 9/26/33 (1)	66	65
Dell Equipment Finance Trust, Series 2023-3, Class C, 6.17%, 4/23/29 (1)	315	319
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59%, 8/22/30 (1)	260	261
Dell Equipment Finance Trust, Series 2024-2, Class C, 4.99%, 8/22/30 (1)	1,650	1,658
DLLAA, Series 2023-1A, Class A2, 5.93%, 7/20/26 (1)	68	68
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	325	329
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29 (1)	191	190
HPEFS Equipment Trust, Series 2022-2A, Class C, 4.43%, 9/20/29 (1)	50	50
HPEFS Equipment Trust, Series 2022-2A, Class D, 4.94%, 3/20/30 (1)	400	400
HPEFS Equipment Trust, Series 2023-2A, Class B, 6.25%, 1/21/31 (1)	495	498
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	257	259
HPEFS Equipment Trust, Series 2024-2A, Class A2, 5.50%, 10/20/31 (1)	284	285
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	330	333
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 1/18/28 (1)	525	529
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 7/15/30 (1)	2	1
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30 (1)	580	583

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
M&T Equipment Notes, Series 2023-1A, Class A4, 5.75%, 7/15/30 (1)	1,413	1,429
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	47	46
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	23	22
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	44	40
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M TSFR + 0.80%, 5.129%, 4/20/62 (1)	40	39
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	6	5
Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (1)	33	33
Octane Receivables Trust, Series 2024-3A, Class A2, 4.94%, 5/20/30 (1)	550	550
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class B, 6.493%, 6/15/33 (1)	81	82
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 5/21/29 (1)	255	256
Sierra Timeshare Receivables Funding, Series 2020-2A, Class A, 1.33%, 7/20/37 (1)	193	191
Sierra Timeshare Receivables Funding, Series 2021-1A, Class C, 1.79%, 11/20/37 (1)	431	422
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	366	372
		13,731
Student Loans 0.0%
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 1/15/43 (1)	28	28
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	40	37
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	46	43
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	55	51

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	58	52
		211
Total Asset-Backed Securities (Cost $118,029)		118,278
CORPORATE BONDS 50.4%
Aerospace & Defense 0.4%
Boeing, 2.70%, 2/1/27	1,000	968
Boeing, 3.10%, 5/1/26	1,000	985
		1,953
Automotive 4.4%
Advance Auto Parts, 5.90%, 3/9/26	100	101
BMW US Capital, 4.60%, 8/13/27 (1)	335	335
Daimler Truck Finance North America, 5.125%, 9/25/27 (1)	200	202
Daimler Truck Finance North America, 5.15%, 1/16/26 (1)	300	300
Ford Motor Credit, 2.70%, 8/10/26	1,950	1,884
Ford Motor Credit, 5.125%, 11/5/26	550	543
Ford Motor Credit, 5.918%, 3/20/28	435	436
Ford Motor Credit, 6.95%, 6/10/26	375	378
General Motors, 5.35%, 4/15/28	315	317
General Motors, 6.125%, 10/1/25	313	314
General Motors Financial, 5.00%, 7/15/27	2,500	2,503
General Motors Financial, 6.05%, 10/10/25	585	587
Hyundai Capital America, 1.30%, 1/8/26 (1)	900	881
Hyundai Capital America, 2.375%, 10/15/27 (1)	2,000	1,885
Hyundai Capital America, 4.85%, 3/25/27 (1)	605	604
LG Energy Solution, 5.375%, 7/2/27	1,400	1,407
Mercedes-Benz Finance North America, 4.80%, 11/13/26 (1)	1,200	1,202
Nissan Motor, 3.522%, 9/17/25 (1)	1,445	1,434
Stellantis Finance US, 5.35%, 3/17/28 (1)	1,200	1,203
TML Holdings Pte, 4.35%, 6/9/26	1,220	1,207

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Volkswagen Group of America Finance, 4.625%, 11/13/25 (1)	230	230
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1)	275	274
Volkswagen Group of America Finance, 4.90%, 8/14/26 (1)	375	374
Volkswagen Group of America Finance, 4.95%, 3/25/27 (1)	2,000	2,000
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1)	395	400
		21,001
Banking 13.7%
ABN AMRO Bank, 4.75%, 7/28/25 (1)	1,100	1,100
ABN AMRO Bank, 4.80%, 4/18/26 (1)	2,200	2,194
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(2)	200	204
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (2)	800	801
Banco Santander, VR, 5.552%, 3/14/28 (2)	200	203
Bank of America, VR, 5.08%, 1/20/27 (2)	200	201
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(2)	2,400	2,406
Bank of Nova Scotia, 4.50%, 12/16/25	1,885	1,878
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	400	400
Banque Federative du Credit Mutuel, 5.088%, 1/23/27 (1)	215	216
Banque Federative du Credit Mutuel, 5.896%, 7/13/26 (1)	400	406
Barclays, 4.375%, 1/12/26	200	199
Barclays, VR, 4.837%, 9/10/28 (2)	1,000	1,001
Barclays, 5.20%, 5/12/26	1,650	1,654
Barclays, VR, 5.304%, 8/9/26 (2)	400	401
Barclays, VR, 5.674%, 3/12/28 (2)	200	203
BPCE, VR, 1.652%, 10/6/26 (1)(2)	2,250	2,227
BPCE, 3.50%, 10/23/27 (1)	1,000	972
CaixaBank, VR, 6.684%, 9/13/27 (1)(2)	550	562
Capital One, 3.45%, 7/27/26	481	474
Capital One Financial, 3.75%, 7/28/26	2,175	2,146
Capital One Financial, 4.20%, 10/29/25	500	499
Capital One Financial, VR, 4.985%, 7/24/26 (2)	300	300
Citibank, FRN, SOFR + 0.78%, 5.091%, 5/29/27	2,250	2,252
Citigroup, 4.40%, 6/10/25	400	399

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Citigroup, 5.50%, 9/13/25	676	677
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)	700	698
Cooperatieve Rabobank, 3.75%, 7/21/26	1,850	1,830
Cooperatieve Rabobank, 4.375%, 8/4/25	250	250
Credit Agricole, VR, 5.23%, 1/9/29 (1)(2)	1,495	1,511
Danske Bank, VR, 1.621%, 9/11/26 (1)(2)	1,810	1,793
Danske Bank, VR, 4.298%, 4/1/28 (1)(2)	1,000	992
Danske Bank, VR, 6.259%, 9/22/26 (1)(2)	235	236
Deutsche Bank, VR, 2.129%, 11/24/26 (2)	1,100	1,085
Deutsche Bank, VR, 7.146%, 7/13/27 (2)	1,000	1,024
Discover Financial Services, 4.10%, 2/9/27	201	199
Emirates NBD Bank PJSC, 1.638%, 1/13/26	450	442
Fifth Third Bank, 3.85%, 3/15/26	3,800	3,767
First Abu Dhabi Bank PJSC, 5.125%, 10/13/27	830	843
HDFC Bank, 5.686%, 3/2/26	785	790
HSBC Holdings, VR, 4.292%, 9/12/26 (2)	575	573
HSBC Holdings, VR, 4.899%, 3/3/29 (2)	1,235	1,236
HSBC Holdings, VR, 5.597%, 5/17/28 (2)	400	406
ING Groep, 4.55%, 10/2/28	2,000	1,994
Intesa Sanpaolo, 7.00%, 11/21/25 (1)	750	756
Lloyds Banking Group, 4.582%, 12/10/25	900	898
Lloyds Banking Group, 4.65%, 3/24/26	3,350	3,342
Nationwide Building Society, VR, 6.557%, 10/18/27 (1)(2)	1,460	1,496
PNC Financial Services Group, VR, 5.812%, 6/12/26 (2)	240	240
Santander Holdings USA, 3.244%, 10/5/26	250	245
Santander Holdings USA, VR, 5.807%, 9/9/26 (2)	1,000	1,003
Santander UK Group Holdings, VR, 2.469%, 1/11/28 (2)	500	481
Societe Generale, 4.25%, 8/19/26 (1)	660	654
Societe Generale, VR, 5.249%, 5/22/29 (1)(2)	435	437
Societe Generale, VR, 5.50%, 4/13/29 (1)(2)	1,000	1,010
Societe Generale, VR, 5.519%, 1/19/28 (1)(2)	1,625	1,636
Standard Chartered, 4.30%, 2/19/27 (1)	500	494
Standard Chartered, VR, 5.545%, 1/21/29 (1)(2)	625	635

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Standard Chartered, VR, 5.688%, 5/14/28 (1)(2)	200	203
Standard Chartered, VR, 6.17%, 1/9/27 (1)(2)(3)	200	202
Standard Chartered, VR, 6.187%, 7/6/27 (1)(2)	1,900	1,926
UBS AG, VR, 4.864%, 1/10/28 (2)	1,500	1,508
UBS Group, VR, 6.327%, 12/22/27 (1)(2)	300	307
UniCredit, VR, 2.569%, 9/22/26 (1)(2)	1,375	1,365
US Bank / Cincinnati, FRN, SOFR + 0.91%, 5.195%, 5/15/28	2,250	2,251
Wells Fargo, VR, 5.707%, 4/22/28 (2)	430	438
		65,171
Building & Real Estate 0.3%
Emaar Sukuk, 3.635%, 9/15/26	1,295	1,273
		1,273
Building Products 0.0%
Owens Corning, 5.50%, 6/15/27	200	203
		203
Cable Operators 0.3%
Charter Communications Operating, 4.908%, 7/23/25	1,059	1,059
Cox Communications, 3.35%, 9/15/26 (1)	350	343
Discovery Communications, 3.95%, 6/15/25	182	182
		1,584
Chemicals 0.7%
Celanese US Holdings, 1.40%, 8/5/26	202	193
Celanese US Holdings, 6.415%, 7/15/27	1,349	1,376
EQUATE Petrochemical, 4.25%, 11/3/26	520	514
International Flavors & Fragrances, 1.23%, 10/1/25 (1)	705	696
LG Chem, 4.375%, 7/14/25	280	280
MEGlobal, 2.625%, 4/28/28	322	302
		3,361

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Products 0.3%
LG Electronics, 5.625%, 4/24/27 (1)	910	924
Mattel, 3.375%, 4/1/26 (1)	536	526
		1,450
Drugs 0.7%
BNP Paribas, 4.375%, 9/28/25 (1)	350	350
BNP Paribas, 4.375%, 5/12/26 (1)	2,000	1,990
BNP Paribas, 4.625%, 3/13/27 (1)	1,000	994
		3,334
Electric Utilities 0.1%
GS Caltex, 1.625%, 7/27/25	650	647
		647
Energy 3.9%
Abu Dhabi National Energy, 4.375%, 6/22/26	660	658
Colorado Interstate Gas / Colorado Interstate Issuing, 4.15%, 8/15/26 (1)	636	630
Continental Resources, 2.268%, 11/15/26 (1)	1,556	1,493
DCP Midstream Operating, 5.375%, 7/15/25	452	452
EQT, 3.125%, 5/15/26 (1)	1,034	1,015
MPLX, 4.125%, 3/1/27	1,000	992
Newfield Exploration, 5.375%, 1/1/26	1,000	1,000
Occidental Petroleum, 3.20%, 8/15/26	140	137
Occidental Petroleum, 3.40%, 4/15/26	480	472
Occidental Petroleum, 8.50%, 7/15/27	1,968	2,079
ONEOK, 4.00%, 7/13/27	1,500	1,484
ONEOK, 4.85%, 7/15/26	342	342
ONEOK, 5.55%, 11/1/26	1,221	1,235
SA Global Sukuk, 1.602%, 6/17/26	860	833
Sabine Pass Liquefaction, 5.875%, 6/30/26	935	941
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27 (1)	1,865	1,867
Targa Resources, 5.20%, 7/1/27	1,404	1,418

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Targa Resources Partner, 5.00%, 1/15/28	1,000	998
Western Midstream Operating, 3.95%, 6/1/25	500	500
		18,546
Entertainment & Leisure 0.5%
Royal Caribbean Cruises, 5.50%, 8/31/26 (1)	750	750
Royal Caribbean Cruises, 5.50%, 4/1/28 (1)	1,600	1,600
		2,350
Exploration & Production 0.1%
Lundin Energy, 2.00%, 7/15/26 (1)	300	290
		290
Financial 1.8%
Ally Financial, VR, 5.737%, 5/15/29 (2)	640	645
Ally Financial, 5.75%, 11/20/25	500	501
Bank Mandiri Persero, 5.50%, 4/4/26	1,360	1,368
Hikma Finance USA, 3.25%, 7/9/25	600	598
Hongkong Land Finance Cayman Islands, 4.50%, 10/7/25	360	360
LPL Holdings, 4.90%, 4/3/28	780	782
LPL Holdings, 5.70%, 5/20/27	1,280	1,301
QNB Finance, 1.375%, 1/26/26	1,160	1,131
Western Union, 1.35%, 3/15/26	2,134	2,071
		8,757
Food/Tobacco 1.0%
BAT Capital, 3.557%, 8/15/27	2,100	2,051
BAT Capital, 4.70%, 4/2/27	400	401
Imperial Brands Finance, 3.50%, 7/26/26 (1)	950	936
KT&G, 5.00%, 5/2/28	800	808
Reynolds American, 4.45%, 6/12/25	750	750
		4,946

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Gaming 0.2%
Sands China, 3.80%, 1/8/26	1,030	1,021
		1,021
Gas & Gas Transmission 0.9%
National Fuel Gas, 5.50%, 10/1/26	2,708	2,729
Valero Energy, 4.35%, 6/1/28	1,408	1,399
		4,128
Health Care 3.7%
Centene, 4.25%, 12/15/27	2,612	2,553
HCA, 5.00%, 3/1/28	1,225	1,237
HCA, 5.25%, 6/15/26	590	591
HCA, 5.375%, 9/1/26	750	754
HCA, 5.875%, 2/15/26	600	601
Highmark, 1.45%, 5/10/26 (1)	701	679
Icon Investments Six DAC, 5.809%, 5/8/27	666	677
PRA Health Sciences, 2.875%, 7/15/26 (1)	2,250	2,182
Royalty Pharma, 1.20%, 9/2/25	1,740	1,721
Solventum, 5.45%, 2/25/27	3,335	3,376
UnitedHealth Group, 3.70%, 5/15/27	866	853
UnitedHealth Group, 4.60%, 4/15/27	500	500
UnitedHealth Group, 5.25%, 2/15/28	443	451
Utah Acquisition Sub, 3.95%, 6/15/26	1,254	1,237
		17,412
Home Builders 0.5%
Holcim Finance US, 4.60%, 4/7/27 (1)	2,400	2,402
		2,402
Industrial - Other 0.2%
AGCO, 5.45%, 3/21/27	1,132	1,139
		1,139

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Information Technology 1.4%
Intel, 2.60%, 5/19/26	349	342
Intel, 3.15%, 5/11/27	1,000	973
Intel, 3.75%, 8/5/27	500	490
Intel, 4.875%, 2/10/26	450	450
Marvell Technology, 1.65%, 4/15/26	2,500	2,428
NXP / NXP Funding / NXP USA, 3.875%, 6/18/26	2,000	1,982
		6,665
Insurance 1.8%
Athene Global Funding, 4.95%, 1/7/27 (1)	750	752
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1)	375	363
CNA Financial, 4.50%, 3/1/26	1,200	1,197
CNO Global Funding, 1.75%, 10/7/26 (1)	700	671
Corebridge Financial, 3.65%, 4/5/27	2,947	2,897
Corebridge Global Funding, 4.65%, 8/20/27 (1)	125	125
Jackson National Life Global Funding, 5.55%, 7/2/27 (1)	545	554
Unum Group, 3.875%, 11/5/25	1,097	1,091
Voya Financial, 3.65%, 6/15/26	900	888
		8,538
Investment Dealers 0.5%
Bank of America, 6.22%, 9/15/26	2,097	2,134
		2,134
Manufacturing 1.9%
CNH Industrial Capital, 1.45%, 7/15/26	1,108	1,067
FMC, 3.20%, 10/1/26	3,319	3,240
FMC, 5.15%, 5/18/26	500	503
Fortive, 3.15%, 6/15/26	450	443
POSCO, 4.375%, 8/4/25	400	399
Regal Rexnord, 6.05%, 2/15/26	2,933	2,943
Regal Rexnord, 6.05%, 4/15/28	600	615
		9,210

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Metals & Mining 1.0%
ABJA Investment, 5.45%, 1/24/28	1,100	1,109
ArcelorMittal, 4.55%, 3/11/26	627	626
Corp Nacional del Cobre de Chile, 3.625%, 8/1/27	1,310	1,279
Freeport Indonesia PT, 4.763%, 4/14/27	960	958
Freeport-McMoRan, 4.375%, 8/1/28	400	395
Freeport-McMoRan, 5.00%, 9/1/27	44	44
Freeport-McMoRan, 5.25%, 9/1/29	226	226
		4,637
Oil Field Services 0.3%
Energy Transfer, 5.50%, 6/1/27	1,500	1,520
		1,520
Other Telecommunications 0.3%
Axiata SPV2, 4.357%, 3/24/26	1,200	1,197
		1,197
Petroleum 0.7%
Energy Transfer, 3.90%, 7/15/26	470	466
Marathon Petroleum, 3.80%, 4/1/28	1,100	1,076
Pertamina Persero PT, 1.40%, 2/9/26	530	517
Tengizchevroil Finance International, 4.00%, 8/15/26	1,200	1,179
		3,238
Pharmaceuticals 0.4%
Bayer US Finance II, 4.25%, 12/15/25 (1)	1,940	1,931
		1,931
Real Estate Investment Trust Securities 2.3%
Brixmor Operating Partnership, 3.90%, 3/15/27	2,525	2,489
Brixmor Operating Partnership, 4.125%, 6/15/26	1,100	1,093
CubeSmart, 3.125%, 9/1/26	154	151
CubeSmart, 4.00%, 11/15/25	925	920

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Essex Portfolio, 3.375%, 4/15/26	950	939
GAIF Bond Issuer, 3.40%, 9/30/26 (1)	975	957
Healthcare Realty Holdings, 3.50%, 8/1/26	295	290
Healthpeak OP, 1.35%, 2/1/27	500	475
Healthpeak OP, 3.25%, 7/15/26	1,500	1,477
Kilroy Realty, 4.375%, 10/1/25	1,306	1,302
Scentre Group Trust 1 / Scentre Group Trust 2, 3.25%, 10/28/25 (1)	1,000	994
		11,087
Retail 1.1%
7-Eleven, 0.95%, 2/10/26 (1)	1,150	1,121
CVS Health, 1.30%, 8/21/27	400	372
CVS Health, 2.875%, 6/1/26	1,480	1,454
CVS Health, 4.30%, 3/25/28	1,550	1,532
Ross Stores, 0.875%, 4/15/26	500	485
		4,964
Supermarkets 0.2%
Cencosud, 4.375%, 7/17/27 (1)	820	810
		810
Transportation 0.2%
GATX, 5.40%, 3/15/27	250	252
Penske Truck Leasing / PTL Finance, 1.70%, 6/15/26 (1)	570	553
Penske Truck Leasing / PTL Finance, 5.35%, 1/12/27 (1)	60	61
		866
Utilities 2.1%
Ameren, 1.75%, 3/15/28	1,129	1,042
Appalachian Power, 3.40%, 6/1/25	1,250	1,249
Enel Finance International NV, 2.125%, 7/12/28 (1)	1,000	927
Enel Finance International NV, 7.05%, 10/14/25 (1)	400	402
FirstEnergy, 3.90%, 7/15/27	1,104	1,086
Pacific Gas & Electric, 3.15%, 1/1/26	805	796

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Pacific Gas & Electric, 3.30%, 12/1/27	1,003	964
Sempra, 3.25%, 6/15/27	1,000	972
Southern California Edison, 4.90%, 6/1/26	550	550
Southwestern Electric Power, 2.75%, 10/1/26	300	292
Spectra Energy Partners, 3.375%, 10/15/26	735	722
Xcel Energy, 4.75%, 3/21/28	1,000	1,004
		10,006
Wireless Communications 2.5%
American Tower, 1.60%, 4/15/26	975	948
American Tower, 3.125%, 1/15/27	2,150	2,098
Crown Castle, 1.05%, 7/15/26	1,265	1,213
Crown Castle, 2.90%, 3/15/27	750	727
Crown Castle, 3.80%, 2/15/28	650	635
Crown Castle, 4.00%, 3/1/27	773	764
Rogers Communications, 3.625%, 12/15/25	500	497
Rogers Communications, 5.00%, 2/15/29	575	580
SBA Tower Trust, 1.631%, 5/15/51 (1)	650	618
SBA Tower Trust, 1.84%, 4/15/27 (1)	1,330	1,259
SBA Tower Trust, 1.884%, 7/15/50 (1)	270	265
Sprint, 7.625%, 3/1/26	1,085	1,094
T-Mobile USA, 4.75%, 2/1/28 (3)	975	973
		11,671
Total Corporate Bonds (Cost $238,880)		239,442
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.7%
Foreign Government & Municipalities (Excluding Canadian) 1.7%
Japan Treasury Discount Bills, 0.40%, 8/4/25 (JPY)	949,800	6,596
Saudi Government International Bonds, 5.125%, 1/13/28 (1)	1,350	1,367
		7,963
Total Foreign Government Obligations & Municipalities (Cost $7,951)		7,963

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.6%
Commercial Mortgage-Backed Securities 1.5%
BX Trust, Series 2021-RISE, Class A, ARM, FRN, 1M TSFR + 0.86%, 5.191%, 11/15/36 (1)	1,209	1,205
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, FRN, 1M TSFR + 1.37%, 5.696%, 12/15/37 (1)	410	410
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class B, FRN, 1M TSFR + 1.55%, 5.876%, 12/15/37 (1)	650	649
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class C, FRN, 1M TSFR + 1.75%, 6.076%, 12/15/37 (1)	400	400
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A4, ARM, 3.21%, 11/15/49	105	104
FREMF Mortgage Trust, Series 2015-K51, Class C, 3.965%, 10/25/48 (1)	1,430	1,420
FREMF Mortgage Trust, Series 2016-K59, Class B, ARM, 3.569%, 11/25/49 (1)	225	220
FREMF Mortgage Trust, Series 2018-K733, Class B, ARM, 4.085%, 9/25/25 (1)	785	781
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, ARM, FRN, 1M TSFR + 1.73%, 6.064%, 10/15/33 (1)	450	448
ONE Mortgage Trust, Series 2021-PARK, Class A, FRN, 1M TSFR + 0.81%, 5.144%, 3/15/36 (1)	115	113
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, FRN, 1M TSFR + 1.39%, 5.72%, 5/15/39 (1)	445	442
TX Trust, Series 2024-HOU, Class A, FRN, 1M TSFR + 1.59%, 5.92%, 6/15/39 (1)	300	298
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, ARM, 3.64%, 12/15/59	650	637
		7,127
Whole Loans Backed 6.1%
AMSR Trust, Series 2020-SFR2, Class A, 1.632%, 7/17/37 (1)	919	915
AMSR Trust, Series 2020-SFR2, Class B, 2.033%, 7/17/37 (1)	500	498
AMSR Trust, Series 2020-SFR2, Class C, 2.533%, 7/17/37 (1)	100	100

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
AMSR Trust, Series 2020-SFR3, Class D, 2.106%, 9/17/37 (1)	825	816
AMSR Trust, Series 2020-SFR5, Class A, 1.379%, 11/17/37 (1)	74	73
AMSR Trust, Series 2020-SFR5, Class D, 2.18%, 11/17/37 (1)	2,110	2,077
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	2,000	1,925
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	25	25
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1)	77	65
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	94	80
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 2.881%, 12/25/66 (1)	83	77
Angel Oak Mortgage Trust, Series 2023-6, Class A1, CMO, ARM, 6.50%, 12/25/67 (1)	703	707
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	52	47
COLT Funding, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	65	55
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1)	46	45
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, CMO, ARM, FRN, SOFR30A + 0.85%, 5.172%, 12/25/41 (1)	20	20
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.90%, 6.222%, 4/25/42 (1)	51	51
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.90%, 6.22%, 6/25/43 (1)	35	36
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.70%, 6.022%, 7/25/43 (1)	132	133
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.10%, 5.422%, 2/25/44 (1)	250	250

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.15%, 5.471%, 3/25/44 (1)	428	428
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.00%, 5.322%, 7/25/44 (1)	73	73
Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1, CMO, ARM, FRN, SOFR30A + 1.45%, 5.772%, 3/25/45 (1)	339	341
EFMT, Series 2023-1, Class A1, CMO, ARM, 5.732%, 2/25/68 (1)	128	128
EFMT, Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1)	903	894
EFMT, Series 2024-NQM1, Class A1B, CMO, ARM, 5.81%, 11/25/69 (1)	586	585
EFMT, Series 2025-INV2, Class A1, CMO, ARM, 5.387%, 5/26/70 (1)	1,482	1,482
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/1/34 (1)	805	798
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 8/17/37 (1)	1,000	990
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1A, CMO, ARM, FRN, SOFR30A + 1.30%, 5.622%, 2/25/42 (1)	92	92
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1A, CMO, ARM, FRN, SOFR30A + 2.95%, 7.272%, 6/25/42 (1)	123	126
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.85%, 6.172%, 11/25/43 (1)	105	106
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class A1, CMO, ARM, FRN, SOFR30A + 1.25%, 5.572%, 5/25/44 (1)	274	275
Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.05%, 5.372%, 10/25/44 (1)	364	364
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 1.25%, 5.572%, 3/25/44 (1)	422	423

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac STACR REMIC Trust, Series 2025-DNA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 5.272%, 1/25/45 (1)	378	377
Freddie Mac STACR REMIC Trust, Series 2025-DNA2, Class A1, CMO, ARM, FRN, SOFR30A + 1.10%, 5.431%, 5/25/45 (1)	1,000	1,000
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	1,128	1,120
MFA Trust, Series 2020-NQM1, Class A1, CMO, ARM, 2.479%, 3/25/65 (1)	367	353
MFA Trust, Series 2020-NQM3, Class A2, CMO, ARM, 1.324%, 1/26/65 (1)	90	85
MFA Trust, Series 2023-NQM3, Class A1, CMO, ARM, 6.617%, 7/25/68 (1)	1,039	1,046
MFA Trust, Series 2023-NQM4, Class A1, CMO, ARM, 6.105%, 12/25/68 (1)	1,190	1,195
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	134	119
OBX Trust, Series 2023-NQM3, Class A1, CMO, ARM, 5.949%, 2/25/63 (1)	799	799
Progress Residential Trust, Series 2021-SFR3, Class A, 1.637%, 5/17/26 (1)	635	622
Progress Residential Trust, Series 2021-SFR3, Class D, 2.288%, 5/17/26 (1)	660	646
Progress Residential Trust, Series 2021-SFR4, Class D, 2.309%, 5/17/38 (1)	625	611
Progress Residential Trust, Series 2021-SFR8, Class A, 1.51%, 10/17/38 (1)	438	424
Progress Residential Trust, Series 2021-SFR8, Class C, 1.931%, 10/17/38 (1)	280	269
Towd Point Mortgage Trust, Series 2019-HY3, Class M1, CMO, ARM, FRN, 1M TSFR + 1.61%, 5.939%, 10/25/59 (1)	1,000	1,020
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 3.692%, 11/25/59 (1)	39	38
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	73	64
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	84	70

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	51	48
Verus Securitization Trust, Series 2023-3, Class A1, CMO, ARM, 5.93%, 3/25/68 (1)	865	865
Verus Securitization Trust, Series 2023-8, Class A1, CMO, ARM, 6.259%, 12/25/68 (1)	161	162
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	1,383	1,382
Verus Securitization Trust, Series 2023-INV3, Class A1, CMO, ARM, 6.876%, 11/25/68 (1)	612	620
Verus Securitization Trust, Series 2024-1, Class A1, CMO, ARM, 5.712%, 1/25/69 (1)	521	521
Verus Securitization Trust, Series 2024-INV1, Class A1, CMO, ARM, 6.116%, 3/25/69 (1)	389	391
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	45	43
		28,990
Total Non-U.S. Government Mortgage-Backed Securities (Cost $36,115)		36,117
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 2.0%
U.S. Government Agency Obligations 2.0%
Federal Home Loan Mortgage
6.00%, 10/1/54 - 3/1/55	3,806	3,847
6.50%, 1/1/54 - 1/1/55	3,642	3,754
Federal National Mortgage Assn.
6.00%, 10/1/54	1,350	1,364
6.50%, 9/1/54	751	775
		9,740
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $9,768)		9,740

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 2.5%
U.S. Treasury Obligations 2.5%
U.S. Treasury Bills, 4.256%, 6/10/25	2,920	2,917
U.S. Treasury Bills, 4.264%, 6/26/25	2,930	2,922
U.S. Treasury Notes, 4.125%, 1/31/27 (4)	1,640	1,644
U.S. Treasury Notes, 4.125%, 2/28/27	1,880	1,885
U.S. Treasury Notes, 4.25%, 12/31/26	1,625	1,631
U.S. Treasury Notes, 4.375%, 7/31/26	525	527
U.S. Treasury Notes, 4.875%, 11/30/25	170	170
		11,696
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $11,680)		11,696
SHORT-TERM INVESTMENTS 9.5%
Commercial Paper 9.5%
4(2) 9.5% (5)
Arrow Electronics, 4.795%, 6/6/25	4,500	4,496
Bacardi-Martini, 4.856%, 6/5/25	3,000	2,998
Bacardi-Martini, 4.959%, 6/26/25	1,500	1,495
Brunswick, 5.105%, 6/3/25	4,500	4,497
Canadian Natural Resources, 5.02%, 6/25/25	4,500	4,485
Conagra Brands, 4.752%, 6/2/25	1,400	1,399
Conagra Brands, 4.913%, 6/5/25	4,000	3,997
Crown Castle, 5.043%, 6/17/25	400	399
Edison International, 4.602%, 6/2/25	3,400	3,399
FMC, 5.275%, 6/23/25	800	797
Harley-Davidson Financial Services, 5.096%, 7/2/25	4,500	4,480
International Flavors & Fragrances, 5.072%, 6/16/25	2,000	1,996
Ovintiv, 4.964%, 6/20/25	700	698
Quanta Services, 4.905%, 6/6/25	3,000	2,997

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Targa Resources, 4.77%, 6/6/25	2,000	1,998
Targa Resources, 4.77%, 6/20/25	1,500	1,496
WPP CP, 4.738%, 6/20/25	3,500	3,490
		45,117
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.38% (6)(7)	2	2
Total Short-Term Investments (Cost $45,128)		45,119
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.38% (6)(7)	1,099	1,099
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		1,099
Total Securities Lending Collateral (Cost $1,099)		1,099
Total Investments in Securities 98.8% of Net Assets (Cost $468,650)		$469,454

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $204,888 and represents 43.1% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	See Note 4. All or a portion of this security is on loan at May 31, 2025.
(4)	At May 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(5)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $45,117 and represents 9.5% of net assets.
(6)	Seven-day yield
(7)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	8/4/25	USD	6,706	JPY	949,800	$59
Net unrealized gain (loss) on open forward currency exchange contracts						$59

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 9 U.S. Treasury Long Bonds contracts	09/25	(1,002)	$(13)
Short, 6 U.S. Treasury Notes ten year contracts	09/25	(661)	(4)
Short, 5 Ultra U.S. Treasury Notes ten year contracts	09/25	(558)	(4)
Short, 104 U.S. Treasury Notes five year contracts	09/25	(11,211)	(41)
Short, 227 U.S. Treasury Notes two year contracts	09/25	(47,038)	(50)
Short, 106 Three Month SOFR Futures contracts	12/25	(25,463)	44
Short, 41 Three Month SOFR Futures contracts	03/27	(9,913)	(4)
Net payments (receipts) of variation margin to date			36
Variation margin receivable (payable) on open futures contracts			$(36)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$15++
Totals	$—#	$—	$15+

Supplementary Investment Schedule
Affiliate	Value 5/31/24	Purchase Cost	Sales Cost	Value 5/31/25
T. Rowe Price Government Reserve Fund	$48	¤	¤	$1,101
	Total			$1,101^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $15 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,101.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

May 31, 2025
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $468,650)	$469,454
Interest and dividends receivable	3,154
Receivable for shares sold	2,481
Receivable for investment securities sold	1,136
Cash	92
Unrealized gain on forward currency exchange contracts	59
Total assets	476,376
Liabilities
Obligation to return securities lending collateral	1,099
Investment management and administrative fees payable	65
Variation margin payable on futures contracts	36
Total liabilities	1,200
NET ASSETS	$475,176
Net Assets Consists of:
Total distributable earnings (loss)	$1,028
Paid-in capital applicable to 9,575,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	474,148
NET ASSETS	$475,176
NET ASSET VALUE PER SHARE	$49.63
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
5/31/25
Investment Income (Loss)
Income
Interest	$14,461
Dividend	15
Securities lending	7
Total income	14,483
Expenses
Investment management and administrative expense	474
Miscellaneous expense	6
Total expenses	480
Net investment income	14,003
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	921
Futures	(81)
Swaps	(41)
Options written	17
Forward currency exchange contracts	(210)
Foreign currency transactions	(7)
Net realized gain	599
Change in net unrealized gain / loss
Securities	813
Futures	(95)
Swaps	(3)
Forward currency exchange contracts	49
Change in unrealized gain / loss	764
Net realized and unrealized gain / loss	1,363
INCREASE IN NET ASSETS FROM OPERATIONS	$15,366
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended
	5/31/25	5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$14,003	$5,983
Net realized gain	599	631
Change in net unrealized gain / loss	764	731
Increase in net assets from operations	15,366	7,345
Distributions to shareholders
Net earnings	(14,706)	(6,093)
Capital share transactions*
Shares sold	325,350	108,056
Shares redeemed	(14,897)	—
Increase in net assets from capital share transactions	310,453	108,056
Net Assets
Increase during period	311,113	109,308
Beginning of period	164,063	54,755
End of period	$475,176	$164,063
*Share information (000s)
Shares sold	6,550	2,200
Shares redeemed	(300)	—
Increase in shares outstanding	6,250	2,200
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-Term Bond ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with low volatility of principal value.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$423,236	$—	$423,236
Short-Term Investments	2	45,117	—	45,119
Securities Lending Collateral	1,099	—	—	1,099
Total Securities	1,101	468,353	—	469,454
Forward Currency Exchange Contracts	—	59	—	59
Futures Contracts*	44	—	—	44
Total	$1,145	$468,412	$—	$469,557
Liabilities
Futures Contracts*	$116	$—	$—	$116

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

NOTE  3  –  DERIVATIVE INSTRUMENTS
During the year ended May 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures	$44
Foreign exchange derivatives	Forwards	59
Total		$103
Liabilities
Interest rate derivatives	Futures	$116

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

($000s) Location of Gain (Loss) on Statement of Operations
	Securities^	Options Written	Futures	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$(59)	$—	$(81)	$—	$—	$(140)
Foreign exchange derivatives	—	—	—	(210)	—	(210)
Credit derivatives	(21)	17	—	—	(41)	(45)
Total	$(80)	$17	$(81)	$(210)	$(41)	$(395)
Change in Unrealized Gain (Loss)
Interest rate derivatives	$—	$—	$(95)	$—	$—	$(95)
Foreign exchange derivatives	—	—	—	49	—	49
Credit derivatives	7	—	—	—	(3)	4
Total	$7	$—	$(95)	$49	$(3)	$(42)

^	Options purchased are reported as securities.
Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2025,  no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of May 31, 2025, securities valued at $595,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended May 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 11% and 21% of net assets.
Options
The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 35% of net assets.
Swaps
The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

received in the form of securities is not. At May 31, 2025, the value of loaned securities was $1,078,000; the value of cash collateral and related investments was $1,099,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $376,335,000 and $143,737,000, respectively, for the year ended May 31, 2025. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $21,113,000 and $4,691,000, respectively, for the year ended May 31, 2025.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

($000s)
	May 31,	May 31,
	2025	2024
Ordinary income (including short-term capital gains, if any)	$14,573	$6,019
Long-term capital gain	133	74
Total distributions	$14,706	$6,093
At May 31, 2025, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$468,637
Unrealized appreciation	$1,214
Unrealized depreciation	(410)
Net unrealized appreciation (depreciation)	$804
At May 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed ordinary income	$490
Net unrealized appreciation (depreciation)	804
Loss carryforwards and deferrals	(266)
Total distributable earnings (loss)	$1,028
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to post-October loss deferrals and straddle deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Prior to May 1, 2025, Price Associates had entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.17% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of May 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,465,404 shares of the fund, representing 15% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Ultra Short-Term Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Ultra Short-Term Bond ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the years ended May 31, 2025, 2024 and 2023, and for the period September 28, 2021 (inception) through May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the years ended May 31, 2025, 2024 and 2023, and for the period September 28, 2021 (inception) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 05/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund's distributions to shareholders included $133,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For nonresident alien shareholders, $9,870,000 of income dividends are interest-related dividends.
For shareholders subject to interest expense deduction limitation under Section 163(j), $13,959,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser).  In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract.  At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
The Adviser had entered into investment subadvisory agreements (Subadvisory Contracts) with T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers) on behalf of the fund. However, at the Meeting, the Board was presented with information explaining that investment management services would no longer be provided to the fund by these Subadvisers and the Adviser was not seeking continuation of these Subadvisory Contracts. As a result, the Board approved terminating these Subadvisory Contracts with respect to the fund at the end of their term on April 30, 2025.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics.  The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser.  These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications.  The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record.  The Board concluded that the information it considered

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds.  In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance.  The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.  The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund.  In considering soft-dollar arrangements, the Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.  The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers,

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe) and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract.  No single factor was considered in isolation or to be determinative to the decision.  Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, MD 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF990-050 07/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025